Stock options (Tables)	12 Months Ended
Dec. 31, 2015
Stock Options Tables
Summary of stock options
Exercise price per share	# of options outstanding	# of options exercisable	average remaining contractual life (in years)
$0.75	345,000	345,000	1.5
$0.76	260,669	184,002	2.1
$0.86	662,500	650,000	1.6
$1.16	291,000	291,000	0.6
$1.20	300,000	300,000	1.6
$1.35	593,566	37,500	4.0
$1.39	37,500	37,500	3.5
$1.55	40,000	13,333	3.2
$1.57	45,000	-	4.1
$1.61	25,000	8,333	3.1
$1.67	150,000	50,000	3.9
$1.73	107,600	42,600	4.9
$1.82	260,000	-	4.8
$1.83	45,000	45,000	3.0
$2.10	300,000	-	4.7
$1.26	3,462,835	2,004,268	2.8

Number of stock options outstanding
	For the year ended		For the year ended
	December 31, 2015		December 31, 2014
		weighted average		weighted average
	# of stock	exercise	# of stock	exercise
	options	price	options	price
Options outstanding, start of the year	2,541,435	$1.02	2,888,100	$0.88
Granted	1,268,666	$1.66	325,000	$1.55
Exercised	(347,266)	$0.97	(482,665)	$0.60
Forfeited	-	-	(35,000)	$1.42
Expired	-	-	(154,000)	$0.71
Options outstanding, end of the year	3,462,835	$1.26	2,541,435	$1.02
Options exercisable, end of the year	2,004,268	$1.01	1,782,537	$1.01

Stock based compensation expense
	2015	2014	2013
Expected dividends paid per common share	Nil	Nil	Nil
Expected life in years	4.9	5.0	5.0
Expected volatility in the price of common shares	105%	113%	74%
Risk free interest rate	1.0%	1.5%	1.0%
Weighted average fair market value per share at grant date	$1.28	$1.24	$0.55
Intrinsic (or "in-the-money") value per share of options exercised	$1.40	$0.85	$0.76

SBCE amounts
	2015	2014	2013
SBCE recognized related to:
Stock options	$627,000	$432,000	$492,000
Preferred Share Rights (see note 10 (iii))	454,000	226,000	-
Total SBCE	1,081,000	658,000	492,000

SBCE related to the non-vested portion
As at December 31	2015	2014	2013
Unamortized SBCE related to:
Stock options	$1,154,000	$367,000	$475,000
Preferred Share Rights (see note 10(iii))	-	234,000	-
	1,154,000	601,000	475,000